CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2024
CAPITAL AND RESERVES
CAPITAL AND RESERVES
6.	CAPITAL AND RESERVES

(a)	Authorized Share Capital

At December 31, 2024, and 2023, authorized share capital consisted of an unlimited number of common shares (“Shares”) with no par value, of which 537,791,881 (2023 – 538,478,010) Shares were issued and fully paid.

(b)	Financing

December 2023 Unit Private Placement

In December 2023, the Group completed a non-brokered private placement of 8,555,000 units in the capital of the Company (the ”Units") at a price of $0.40 per unit for gross proceeds of $3,422.  Each Unit consisted of one Share and one Share purchase warrant (a "Warrant"), which entitles the holder to purchase an additional Share at a price of $0.45 per Share until December 14, 2025.  At the Group’s election, the Warrants are subject to an accelerated expiry upon 30 calendar days’ notice from the Group in the event the Company’s Shares trade for 20 consecutive trading days at a volume weighted average price of at least $0.90 on either the TSX or the NYSE American.  No commission or finders’ fees were payable.  The Shares and Warrants are subject to resale restrictions under applicable securities laws in Canada and the United States.

The Group incurred a total of $37 in issuance costs related to regulatory and legal fees.  The Group apportioned the gross proceeds and issuance costs between share capital and Warrants based on their relative fair values on date of issue; share capital at the TSX quoted market price for Shares on date of issue, Warrants estimated based on the Black Scholes option pricing model using the following inputs: exercise price - $0.45, valuation date share price – $0.41, expected volatility – 58.4%, risk free rate – 3.91%, expected term – 2 years, and dividend –nil%. Accordingly, net proceeds of $2,573 were allocated to share capital and $812 to Warrants.

(c)	Options not Issued under the Group’s Incentive Plan and Warrants

Continuity	Number of options[1]	Number of Warrants[2]	Weighted average exercise price ($/option)
Balance January 1, 2023	37,600	–	0.29
Issued	–	8,555,000	0.45
Balance December 31, 2023	37,600	8,555,000	0.45
Exercised	(37,600)	–	0.29
Balance December 31, 2024	–	8,555,000	0.45

Notes to the table:

1.	The options were issued in exchange for the outstanding options in Cannon Point Resources Ltd. on the acquisition of the company in October 2015.

2.	The Warrants were issued pursuant to the unit private placement in December 2023 (note 6(b)). They have a remaining life of 0.95 (2023 – 1.96) years as they expire on December 14, 2025.

(d)	Share Purchase Option Compensation Plan

At the Annual General Meeting held on June 27, 2024, the Group’s current share purchase option (the "2021 Rolling Option Plan") plan was not approved by shareholders for continuation for another three years.  As such no further share purchase options ("options") can be granted under the 2021 Rolling Option Plan.  The 2021 Rolling Option Plan allowed the Board of Directors to grant share purchase options, subject to regulatory terms and approval, to its officers, directors, employees, and service providers, was based on the maximum number of eligible shares (including any issuances from the Group’s RSU and DSU plans ) equaling a rolling percentage of up to 8% of the Company’s outstanding Shares, calculated from time to time.  If any of the remaining outstanding options are exercised and the number of issued and outstanding shares of the Company increased, then issuances under the RSU and DSU plans can increase up to their individual plan limits.  The exercise price of each option was set by the Board of Directors at the time of grant but could not be less than the market price, being the 5-day volume weighted average trading price calculated the day before the grant; could only have a maximum term of five years and would typically terminate 90 days following the termination of the optionee’s employment or engagement.  In the case of death or retirement, any outstanding vested options will expire the earlier of the expiry date or one year from date of death or retirement.  The vesting period for options was at the discretion of the Board of Directors at the time the options were granted.

The following reconciles the issued and outstanding options for the years ended December 31, 2024 and 2023:

Continuity of options	Number of options	Weighted average exercise price ($/option)
Balance January 1, 2023	27,693,500	0.98
Expired	(3,375,000)	0.80
Balance December 31, 2023	24,318,500	1.00
Exercised	(30,000)	0.41
Expired	(6,368,500)	0.99
Balance December 31, 2024	17,920,000	1.01

For the year ended December 31, 2024, the Group recognized $nil (2023 – $1,043) in share-based compensation ("SBC") for options in the Statement of Comprehensive Loss.

The following table summarizes information on outstanding options as at December 31, 2024 and 2023:

	2024			2023
Exercise price ($)	Number of options outstanding	Number of options exercisable	Weighted Average Remaining contractual life (years)	Number of options outstanding	Number of options exercisable	Weighted Average Remaining contractual life (years)
0.41	11,224,000	11,224,000	2.63	11,254,000	11,254,000	3.63
0.99	–	-	–	6,368,500	6,368,500	0.74
2.01	6,696,000	6,696,000	0.55	6,696,000	6,696,000	1.55
Total	17,920,000	17,920,000		24,318,500	24,318,500

The weighted average contractual life for options outstanding, which are all exercisable, is 1.85 (2023 – 2.30) years per option.

(e)	Deferred Share Units ("DSUs")

The Group has a DSU plan approved by the Group’s shareholders, which allows the Board, at its discretion, to award DSUs to non-executive directors for services rendered to the Group and provides that non-executive directors may elect to receive up to 100% of their annual compensation in DSUs.  The aggregate number of DSUs outstanding pursuant to the DSU plan may not exceed 1% of the issued and outstanding shares from time to time provided the total does not result in the total shares issuable under all the Group’s share-based compensation plans (i.e. including the Group’s option and restricted share unit plans) exceeding 8% of the total number of issued outstanding shares.  DSUs are payable when the non-executive director ceases to be a director including in the event of death.  DSUs may be settled in shares issued from treasury, by the delivery to the former director of shares purchased by the Group in the open market, payment in cash, or any combination thereof, at the discretion of the Group.

The following reconciles DSUs outstanding for the years ended December 31, 2024, and 2023:

Continuity of DSUs	Number of DSUs	Weighted average fair value ($/DSU)
Balance December 31, 2022	539,286	0.65
Granted	74,683	0.34
Redeemed	(143,622)	0.69
Balance December 31, 2023	470,347	0.59
Granted	66,049	0.41
Balance December 31, 2024	536,396	0.57

For the year ended December 31, 2024, the Group recognized SBC of $27 (2023 – $25) for DSU grants in the Statement of Comprehensive Loss, based on the aggregate market value of Shares on grant date, with a corresponding increase in the equity-settled share payment reserve in equity.

(f)	Foreign Currency Translation Reserve

Continuity
Balance December 31, 2022	$38,091
Loss on translation of foreign subsidiaries	(2,858)
Balance December 31, 2023	35,233
Gain on translation of foreign subsidiaries	10,012
Balance December 31, 2024	$45,245

The foreign currency translation reserve represents accumulated exchange differences arising on the translation of the results of operations and net assets of the Group’s subsidiaries with a US dollar functional currency into the Group’s presentation currency, the Canadian dollar.